Note 30 - Principal Subsidiaries - Percentage of Ownership of Each Controlled Company (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
HYDRIL COMPANY and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%
CANADA | ALGOMA TUBES INC. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
CANADA | PRUDENTIAL STEEL LTD. [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%	100.00%
CANADA | TENARIS GLOBAL SERVICES (CANADA) INC. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
BRAZIL | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
ITALY | DALMINE S.p.A. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	99.00%
UNITED STATES | HYDRIL COMPANY and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership	[1],[2]	100.00%	100.00%	100.00%
UNITED STATES | MAVERICK TUBE CORPORATION and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
UNITED STATES | TENARIS BAY CITY, INC. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
UNITED STATES | TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
JAPAN | NKKTUBES [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	51.00%	51.00%	51.00%
INDONESIA | PT SEAMLESS PIPE INDONESIA JAYA [member]
Statement Line Items [Line Items]
Percentage of ownership		89.00%	77.00%	77.00%
ROMANIA | S.C. SILCOTUB S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
ARGENTINA | SIAT SOCIEDAD ANONIMA [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
ARGENTINA | SIDERCA S.A.I.C. and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%	100.00%
PORTUGAL | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
URUGUAY | TENARIS FINANCIAL SERVICES S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
URUGUAY | TENARIS GLOBAL SERVICES S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership	[1],[3]	100.00%	100.00%	100.00%
UNITED KINGDOM | TENARIS GLOBAL SERVICES (UK) LTD [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
LUXEMBOURG | TENARIS INVESTMENTS S.àr.l. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
SWITZERLAND | TENARIS INVESTMENTS SWITZERLAND AG and subsidiaries [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
NETHERLANDS | TENARIS CONNECTIONS BV [member]
Statement Line Items [Line Items]
Percentage of ownership		100.00%	100.00%	100.00%
COLOMBIA | TENARIS TUBOCARIBE LTDA. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
MEXICO | TUBOS DE ACERO DE MEXICO S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%

[1]	All percentages rounded.
[2]	Tenaris Investments S.a.r.l. holds 100% of Hydril's subsidiaries shares except for Technical Drilling & Production Services Nigeria. Ltd where it holds 80% for 2017, 2016 and 2015.
[3]	Tenaris holds 97,5% of Tenaris Supply Chain S.A, 60% of Gepnaris S.A. and 40% of Tubular Technical Services and Pipe Coaters, and 49% of Amaja Tubular Services Limited.